Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2021
Prospectus Date	rr_ProspectusDate	Aug. 31, 2021
Holbrook Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Holbrook Income Fund (the “Fund”) seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation in a rising interest rate environment.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled How to Purchase Shares on page [ ] of the Fund's Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2021, the Fund’s portfolio turnover rate was 74%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table do not correlate to the expense ratios in the Financial Highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. In seeking to achieve its investment objective, the Fund will allocate up to 100% of its portfolio in fixed income securities through direct investments or through the purchase of closed end investment companies and exchange-traded funds (together, the “Underlying Funds”) that invest primarily in income producing securities.

In managing the Fund’s portfolio, the Adviser seeks to protect principal in a rising interest rate environment, although there is no guarantee that this strategy will succeed.

Using a top down asset allocation model, the Fund may invest all or a portion of its assets in fixed-income securities such as corporate bonds, preferred securities, convertible securities, treasury inflation protected securities (“TIPS”) and collateralized loan obligations (“CLOs”). The Fund may also invest in senior notes issued by business development companies (also known as “baby bonds”). The Adviser may also allocate up to 50% of the Fund’s assets in the common and preferred stock of Underlying Funds. The Fund may invest directly or indirectly in fixed income securities of any maturity or quality, including investing up to 50% of the Fund’s assets in securities rated below investment grade (securities rated below BBB by Standard & Poor’s (“S&P”) and Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) and are often referred to as “high yield” or “junk bonds”). The Fund may invest without limit in U.S. and non-U.S. dollar denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries. The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates.

The Adviser uses macro-economic projections, fundamental company and industry analysis, and technical analysis of individual issuers to strategically position the Fund, making tactical adjustments as investing conditions change. The Fund seeks target allocations in multiple sectors and will typically hold approximately 70% of its assets in investment grade fixed income securities, directly or through one or more Underlying Funds that predominantly hold investment grade securities, although the amount may be higher or lower depending on market conditions. When selecting underlying securities, the Adviser considers a number of factors, including fundamental and technical analysis to assess the relative risk and reward potential. The Adviser will invest in closed end funds to take advantage of pricing discrepancies in the closed end fund market. The Adviser performs both a quantitative and qualitative analysis of closed end funds prior to any closed end fund being added to the Fund’s portfolio. This analysis and the Adviser’s proprietary computer trading programs help determine when to buy and sell the closed end funds in the Fund’s portfolio. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents. The Fund may also, at times, use derivatives, including but not limited to futures, options, credit default swaps, total return swaps and repurchase agreements, as a substitute for making direct investments in underlying investments, to reduce certain exposure or to “hedge” against market volatility and other risks.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The Fund may be subject to the risks described below through its own direct investments and indirectly through investments in the Underlying Funds.

As with any fund, there is no guarantee that the Fund achieve its goal.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Management Risk. The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

• Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

• Business Development Company (“BDC”) Risk. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to high failure rates among the companies in which they invest, and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.

• High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the value of these securities and market for these securities and reduce market liquidity (liquidity risk).

• Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed income securities market can be susceptible to increases in volatility and decreases in liquidity. New regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Baby Bonds Risk. The primary risk associated with the Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments.

• Closed End Fund Risk. The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

• Collateralized Loan Obligations Risk. The Fund is subject to the following risks as a result of its investments in CLOs:

○ Asset Manager Risk. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control.

○ Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy.

○ Limited Recourse Risk. CLO debt securities are limited recourse obligations of their issuers. CLO debt is payable solely from the proceeds of its underlying assets. Consequently, CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. No party or entity other than the issuer will be obligated to make payments on CLO debt. CLO debt is not guaranteed by the issuer or any other party or entity involved in the organization and management of a CLO. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment.

○ Redemption Risk. CLO debt securities may be subject to redemption. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets (the “Reinvestment Period”). Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt.

○ Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the Reinvestment Period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the Reinvestment Period could adversely affect a CLO investment.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

• Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest for hedging purposes, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments, and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

• Financial Services Sector Risk. There are risks associated with the financial services sector. The financial services sector includes companies engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. To the extent that the Fund’s (or an Underlying Fund’s) investments include companies that operate in the financial services sector, the investments would be sensitive to changes in, and the Fund’s performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector are subject to extensive government regulation that can affect the scope of their activities, the prices they can charge or the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The profitability of companies in the financial services sector may also be adversely affected by loan losses, which usually increase in economic downturns. The Fund may be adversely affected by events or developments negatively impacting the financial services sector.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Gap Risk. The Fund is subject to the risk that stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

• Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investment more than the market as a whole, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund also will incur brokerage costs when it purchases and sells closed-end funds or ETFs. During periods of market volatility, inverse ETFs may not perform as expected.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR rates immediately after publication on June 30, 2023, with the remaining USD LIBOR rates to end immediately after publication on December 31, 2021. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. The Fund is also exposed to liquidity risk through its investment in underlying funds that hold illiquid securities.

• Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

• Quantitative Investing Risk. The Adviser may use proprietary computer trading modeling systems to implement its investment strategies for the Fund. Investments selected using these models may perform differently than the market as a whole or from their expected performance as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends and technical issues in the construction and implementation of the models. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund if they are accurate. These systems may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

• Treasury Inflation Protected Securities Risk. The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

• Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. Volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Investor Class shares and Class A Shares, which are not presented in the bar chart, will vary from the returns of Class I shares. Investor Class shares and Class A Shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. After-tax returns for Investor Class Shares and Class A Shares, which are not presented in the performance table, will vary from the returns of Class I shares. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.holbrookholdings.com or by calling 1-877-345-8646.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A is a newly formed class and performance information will be included when that share class has been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-345-8646
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.holbrookholdings.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Second Quarter 2020	13.41%
Worst Quarter	First Quarter 2020	(16.01)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2021, was 5.80%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.01%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for Class I shares are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns for Class I shares are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Holbrook Income Fund | Bank of America/Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.35%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%	[1]
Holbrook Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,773
Label	rr_AverageAnnualReturnLabel	Return before taxes	[4]
1 Year	rr_AverageAnnualReturnYear01		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Holbrook Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2017	rr_AnnualReturn2017	3.98%
Annual Return 2018	rr_AnnualReturn2018	1.72%
Annual Return 2019	rr_AnnualReturn2019	7.68%
Annual Return 2020	rr_AnnualReturn2020	6.79%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2016
Holbrook Income Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Holbrook Income Fund | Class I | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Holbrook Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOBEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2016

[1]	The Bank of America /Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[3]	The operating expenses in this fee table do not correlate to the expense ratios in the Financial Highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
[4]	Class A is a newly formed class and performance information will be included when that share class has been operational for a full calendar year.
[5]	Inception date is July 6, 2016 for Class I and Investor Class.